Loan Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Loan Receivables [Abstract]
Schedule of Loan Receivables
	December 31, 2023	December 31, 2024
	RM	RM	US$

Personal loans	2,912,547	153,912	34,429
Term loans	46,158,848	93,551,807	20,926,943
	49,071,395	93,705,719	20,961,372
Less: Unearned interest	(12,222,634)	(17,887,877)	(4,001,404)
	36,848,761	75,817,842	16,959,968
Less: Provision for allowance for expected credit losses on loan receivables	(272,225)	(510,281)	(114,147)
	36,576,536	75,307,561	16,845,821
Movement in provision for allowance for expected credit losses on loan receivables as follows:

At beginning of the year	-	272,225	60,895
Additions	272,225	238,056	53,252
At end of the year	272,225	510,281	114,147

	December 31, 2023	December 31, 2024
	RM	RM	US$

Current asset	15,378,236	45,971,489	10,283,529
Non-current asset	21,198,300	29,336,072	6,562,292
	36,576,536	75,307,561	16,845,821

Schedule of Outstanding Balances

The average credit period for services rendered is 30 (2023: 30) days. No interest is charged on the outstanding balances.

	December 31, 2023	December 31, 2024
	RM	RM	US$
Not past due	35,253,705	73,517,552	16,445,408
Past due (i)	1,595,056	2,300,290	514,560
	36,848,761	75,817,842	16,959,968
Less: Provision for allowance for expected credit losses on loan receivables	(272,225)	(510,281)	(114,147)
	36,576,536	75,307,561	16,845,821
(i)	Aging of loan receivables that are past due the average credit period:

Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period	Aging of loan receivables that are past due the average credit period:
	December 31, 2023	December 31, 2024
	RM	RM	US$
< 30 days	1,482,120	208,557	46,653
31 days to 60 days	103,416	974,151	217,911
61 days to 210 days	9,520	990,446	221,556
211 days to 240 days	-	127,136	28,440
241 days to < 1 year	-	-	-
Total (ii)	1,595,056	2,300,290	514,560

(ii)	These amounts are stated before any deduction for provision for allowance for ECL and are not secured by any collateral or credit enhancements.

Schedule of Provision for Loss Allowance Based on Past Due Status

The following table details the provision for ECL based on the Company’s provision matrix, based on past due status is not further distinguished between the Company’s different customer base:

	Loan receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 – 240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Lifetime ECL – December 31, 2023	237,382	31,125	3,102	616	-	-	272,225
Lifetime ECL – December 31, 2024	460,365	4,526	21,139	21,492	2,759	-	510,281